Prepaid Expense and Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Prepaid Expense and Other Assets
Prepaid expense and other assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Fund receivable from external payment network providers (1)	435,816	87,609
Advances to suppliers	115,135	162,136
Prepayments and deposits	58,220	65,200
Value-added tax recoverable	12,053	33,688
Claims receivable on behalf of insurers	11,410	33,870
Others	18,446	26,291

Total	651,080	408,794
Less: impairment provision (2)	—	(39,000)
Prepaid expense and other assets, net	651,080	369,794

(1)
The Group opened accounts with external online payment service providers to collect and transfer insurance premiums to insurance companies, as well as to collect donor’s donation and mutual aid funds prior to transferring them to custodian bank. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of donation, mutual aid fund received at the balance sheet date, which were subsequently transferred to the Group’s bank accounts or custodian accounts if they related to donor’s donations. The balance also includes insurance premium collected by the Group on behalf of insurance companies but not yet transferred to the insurance companies deposited in accounts of external online payment service providers. The amount
w
as
 settled shortly after year end.

(2)
Impairme
nt provision
 for the y
e
ars
 ended December 31, 2020 and 2021

we
re
 RMB nil and RMB 39,000
respectively.
A provision of RMB39,000 was provided over prepayment, which was recorded in general and administrative expenses for the year ended December 31,
2021
.